Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Mar. 26, 2016
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	Lesser of term of the lease or the economic life
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	Lesser of term of the lease or the economic life
Software and Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	1 year
Software and Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	6 years
Molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	2 years
Molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	8 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	8 years